Revenue - Movements in contracts liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Movements in contract liabilities
Contract liabilities at beginning of period	¥ 292,513	¥ 321,546
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the period	(218,287)	(243,873)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	235,435	174,366
Increase in contract liabilities as a result of receiving payment of license fees	17,205	40,474
Contract liabilities at end of period	¥ 326,866	¥ 292,513